NEUBERGER BERMAN EQUITY FUNDS(R)

Supplement to the Prospectuses dated April 1, 2008 and September 1, 2007

NEUBERGER BERMAN GLOBAL REAL ESTATE FUND:
       CLASS A
       CLASS C
       INSTITUTIONAL CLASS

THE FOLLOWING REPLACES THE SECTION ENTITLED "PORTFOLIO MANAGER" ON PAGE 9 OF THE CLASS A AND CLASS C PROSPECTUS AND ON PAGE 9 OF THE INSTITUTIONAL CLASS
PROSPECTUS:

STEVE S. SHIGEKAWA, a Vice President of Neuberger Berman Management LLC and a Senior Vice President of Neuberger Berman, LLC, has been co-portfolio manager of the Fund since 2008 and was an associate portfolio manager of the Fund from 2005 to 2008. Prior to that, he was an analyst with the firm covering REIT securities since 2002.

BRIAN JONES, CFA, a Vice President of Neuberger Berman Management LLC and Neuberger Berman, LLC, has been co-portfolio manager of the Fund since 2008. After joining the firm in 1999, he was an associate analyst. In 2003, he became an analyst covering REIT securities and was named an associate portfolio manager for separately managed accounts investing in REIT securities in 2007.

FRANK ONSTWEDDER, an executive director and portfolio manager of the international real estate team has co-managed the Fund since inception. He is also a Vice President of Neuberger Berman Management LLC. From 1994 to 2007, Mr. Onstwedder was vice president, analyst and fund manager of another investment manager. In 1994 he held a portfolio manager position at another investment manager.

BAS EESTERMANS, an executive director and portfolio manager of the international real estate team has co-managed the Fund since inception. He is also a Vice President of Neuberger Berman Management LLC. Previously Mr. Eestermans was vice president and analyst of the Robeco financials and real estate team. From 1994 to 1999 and from 2000 to 2007, Mr. Eestermans was vice president, analyst and fund manager of another investment manager. From 1999 to 2000 he held a portfolio manager position at another investment manager. Mr. Eestermans holds a degree in Econometrics from the University of Brabant.

Please see the Statement of Additional Information for additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of Fund shares.

THE DATE OF THIS SUPPLEMENT IS OCTOBER 24, 2008.

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                                        New York, NY  10158-0180
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                                        INSTITUTIONAL SERVICES
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